Note 8 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14. INCOME TAXES

The tax impact of the year to date fair value adjustment to the long term contingent consideration liability was fully recorded in the interim period as a reliable estimate of the full year adjustment could not be reasonably made.

8. INCOME TAXES

(Loss) income before income taxes, non-controlling interests and accrued payment-in-kind dividends on cumulative preferred shares are as follows:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Domestic (1) (2)	$(7,949)	$(74,244)	$(36,846)	$(45,363)
Foreign (1)	(193,495)	100,719	107,785	56,669
Total	$(201,444)	$26,475	$70,939	$11,306

(1) Income in the period from inception (April 23, 2013) through December 31, 2013 was impacted by costs associated with the MacDermid Acquisition.

(2) Income for the period ended October 31, 2013 was impacted by the recapitalization transaction.

Income tax (benefit) expense consisted of the following:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Current:
U.S.:
Federal	$282	$(5,267)	$1,839	$(4,221)
State and local	52	297	473	324
Foreign	1,328	22,776	30,725	29,860
Total current	1,662	17,806	33,037	25,963
Deferred:
U.S.:
Federal	(2,049)	(3,104)	(4,937)	3,459
State and local	(313)	79	100	(615)
Foreign	(5,119)	(1,820)	(3,527)	(18,854)
Total deferred	(7,481)	(4,845)	(8,364)	(16,010)
Provision for income taxes	$(5,819)	$12,961	$24,673	$9,953

Income tax (benefit) expense differed from the amounts computed by applying the U.S. Federal statutory tax rates to pretax income, as a result of the following:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

U.S. Federal Statutory tax rate	35.0%	35.0%	35.0%	35.0%

Taxes computed at U.S. statutory rate	$(70,505)	$9,267	$24,829	$3,957
State income taxes, net of Federal benefit	389	(2,232)	(459)	(702)
Preferred dividend valuation	60,202	-	-	-
Tax on foreign operations	396	805	(11,613)	(1,469)
Net change in reserve	(713)	(76)	5,724	(27)
Change in valuation allowances	(880)	3,635	6,915	6,674
Provision for tax on undistributed foreign earnings	752	(682)	204	(260)
Change of tax rate	-	(487)	(1,054)	(847)
Foreign exchange impact on provision	-	54	100	1,193
Non-deductible Transaction Costs	4,234	1,901	-	-
Other, net	306	776	27	1,434
Income tax (benefit) expense	$(5,819)	$12,961	$24,673	$9,953
Effective tax rate	2.89%	48.95%	34.78%	88.02%

The Company has not recognized a deferred tax liability for U.S. taxes on the undistributed earnings of certain foreign subsidiaries which have been determined to be indefinitely reinvested in those subsidiaries.  A deferred tax liability will be recognized when the Company expects to recover those earnings in a taxable transaction, such as the receipt of dividends or sale of the investment in foreign subsidiary, net of foreign tax credits.  A determination of the deferred tax liability related to the undistributed earnings of foreign subsidiaries that are indefinitely reinvested is not practical.  The undistributed earnings of those subsidiaries were $185,067 and $127,001 at December 31, 2013 and December 31, 2012, respectively.

The components of deferred income taxes at December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Deferred tax assets:
Accounts receivable	$1,758	$1,313
Inventory	3,272	2,414
Accrued liabilities	3,683	1,617
Employee benefits	12,166	18,910
Research and development costs	14,093	13,267
Tax credits	34,041	39,541
Net operating losses	26,681	12,783
Other	10,876	5,194
Total deferred tax assets	106,570	95,039
Valuation allowance	(22,349)	(41,446)
Total gross deferred tax assets	84,221	53,593

Deferred tax liabilities:
Plant and equipment	16,467	882
Goodwill and intangibles	178,951	73,962
Partnership basis difference	179	11,585
Undistributed foreign earnings	6,301	6,185
Other	7,627	3,409
Total gross deferred tax liabilities	209,525	96,023

Net deferred tax liability	$125,304	$42,430

The following schedule presents net current and net long-term deferred tax assets and liabilities as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Net current deferred tax asset	$10,760	$5,169
Net noncurrent deferred tax asset	2,209	1,812
	12,969	6,981

Net noncurrent deferred tax liability	138,273	49,411

Total net deferred tax liability	$125,304	$42,430

Net current deferred tax assets are included in prepaid expenses and other current assets and net noncurrent deferred tax assets are included in Other assets on the Consolidated Balance Sheets.

Valuation allowances reflect our assessment that it is more likely than not that certain deferred tax assets for state and foreign net operating losses, foreign tax credits and state tax credit carry-forwards will not be realized. The assessment of the need for a valuation allowance requires management to make estimates and assumptions about future earnings, reversal of existing temporary differences and available tax planning strategies. If actual experience differs from these estimates and assumptions, the recorded deferred tax asset may not be fully realized resulting in an increase to income tax expense in our results of operations. The valuation allowance for deferred tax assets was $22,349 and $41,446 at December 31, 2013 and December 31, 2012, respectively.

At December 31, 2013, the Company had Federal, state and foreign net operating loss carry forwards of approximately $17,019, $266,640 and $11,811 respectively.  The Federal net operating loss expires in 2033. The majority of the state net operating loss carry-forwards expire between the years 2016 and 2026.  The state net operating loss carry-forwards result in a deferred tax asset of $17,609.  A valuation allowance of $15,182 has been provided against the deferred tax asset because it is more likely than not that the Company will not be able to utilize all of the state net operating losses before they expire based on the Company’s domestic operations and structure.  The foreign tax net operating loss carry-forwards expire between the years 2016 through 2030, with some being unlimited in utilization.  This results in a deferred tax asset of $3,115.  A valuation allowance of $702 has been provided against the deferred tax assets associated with certain foreign net operating loss carry-forwards because the recent results of the business units associated with the loss carry-forwards indicate that it is more likely than not that the benefits from the net operating loss carry-forwards will not be realized. A valuation allowance of $1,021 has been provided against the deferred tax asset for interest benefit recorded at a foreign subsidiary where it is more likely than not that the recognition of the benefit will not be realized.

In addition, at December 31, 2013, the Company has approximately $22,822, $6,890, $2,070 and $2,259 of foreign tax credits, research and development credits, alternative minimum tax credits and state tax credits (net of federal tax), respectively, that are available for carryforward.  These carry-forward periods range from ten years to an unlimited period of time. A valuation allowance of $3,185 and $2,259 is provided for foreign tax credits and state tax credits, respectively, that the Company believes the benefits from the credits will not be realized.

Tax Uncertainties – The following table summarizes the activity related to the Company’s unrecognized tax benefits for the Successor and Predecessor 2013 Periods and the years ended December 31, 2012 and December 31, 2011:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Unrecognized tax benefits at beginning of period	$-	$22,759	$18,833	$22,502
Additions based on current year tax positions	328	837	2,308	3,716
Additions based upon prior year tax positions (including acquired uncertain tax positions)	26,349	283	1,748	(3,881)
Reductions due to closed statutes	(1,024)	(379)	(130)	-
Reductions for settlements and payments	-	-	-	(3,504)

Total Unrecognized Tax benefits at end of period	$25,653	$23,500	$22,759	$18,833

The Company has $25,653 of total unrecognized tax benefits as of December 31, 2013, of which $25,653, if recognized, would impact the Company’s effective tax rate. The Company estimates that $618 of the total unrecognized benefits will reverse within the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters as part of income tax expense. The Company has approximately $4,245 and $3,972 accrued for interest and penalties as of December 31, 2013 and December 31, 2012, respectively. Changes in these balances are recorded in income tax expense or as a reduction of the balance for payments made. The Company made no payments in 2013.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has closed all U.S. federal tax matters for years through 2005. Federal income tax returns for 2006 through December 2013 are currently open to examination although no audits are ongoing. The Company is undergoing audits in the United Kingdom for the 2009 and 2011 tax years as well as a notification requesting that the 2008 tax year remain open for one subsidiary.

As of December 31, 2013 the following tax years remained subject to examination by the major tax jurisdiction indicated:

Major Jurisdiction	Open Years
Brazil	2008 through 2013
China	2011 through 2013
France	2010 through 2013
Germany	2009 through 2013
Italy	2008 through 2013
Japan	2012 through 2013
Netherlands	2007 through 2013
Singapore	2008 through 2013
United Kingdom	2008 through 2013
United States	2006 through 2013